Business Acquisitions and Disposal (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of carrying value of net assets disposed
Amount (‘000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (3,508,733 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

Schedule of carrying value of net assets disposed
	Amount
	$ ‘000
The fair value of the consideration received
Cash received	$-	*

Net assets of BWL derecognized on disposal	303
Loss on disposal	$303

*	According to the agreement, the cash consideration was RMB 1 Yuan.

Schedule of assets and liabilities of BWL as of disposal
Amount
$ ‘000
Assets
Cash	$4
Other current assets	332
Total Assets	$336

Liabilities
Other current liabilities	$(33)
Total liabilities	$(33)